Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Right-of-use assets [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of the lease
Furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Tools and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years